LOSS ON GOLDEX MINE	12 Months Ended
Dec. 31, 2012
LOSS ON GOLDEX MINE
LOSS ON GOLDEX MINE

17. LOSS ON GOLDEX MINE

  On October 19, 2011, the Company announced that it was suspending mining operations and gold production at the Goldex mine in Quebec, Canada, effective immediately. This decision followed the receipt of an opinion from a second rock mechanics consulting firm which recommended that underground mining operations be halted. It appeared that a weak volcanic rock unit in the hanging wall above the Goldex Extension Zone ("GEZ") of the Goldex mine deposit had failed. This rock failure was thought to extend between the top of the deposit and surface. As a result, this structure allowed an increase in ground water to flow into the mine.

  As at September 30, 2011, Agnico-Eagle had written off its investment in the Goldex mine (net of expected residual value), written off the underground ore stockpile and recorded a provision for the anticipated costs of environmental remediation. Given the amount of uncertainty in estimating the fair value of the Goldex mine property, plant, and mine development, the Company determined that the fair value was equal to the residual value. All of the remaining 1.6 million ounces of proven and probable gold reserves at the Goldex mine, other than the ore stockpiled on surface, were reclassified as mineral resources effective September 30, 2011. The Goldex mine is part of the Canada segment as detailed in note 19.

  The mill processed feed from the remaining surface stockpile at the Goldex mine in October 2011.

Impairment loss on Goldex mine property, plant, and mine development	$237,110

Loss on underground ore stockpile	16,641

Supplies inventory obsolescence provision	1,915

Increase in environmental remediation liability	47,227

Loss on Goldex mine (before income and mining taxes) for the year ended December 31, 2011	$302,893

  The environmental remediation liability for the anticipated costs of remediation associated with the suspension of operations at the Goldex mine has required management to make estimates and judgments that affect the reported amount. In making judgments in accordance with US GAAP, the Company uses estimates based on historical experience and various assumptions that are considered reasonable in the circumstances. Actual results may differ from these estimates.

  In July 2012, the Company's Board approved the development of the M and E Zones at the Goldex mine. The operations in the GEZ remain suspended indefinitely.